Employee Benefit Plans (Schedule of Amounts Recognized in Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Amounts In AOCI [Line Items]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	$ 22,507	$ 37,314
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Costs (Credit) Arising During Period, Net of Tax	1,981	2,506
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	24,488	39,820
Other Postretirement Benefit Plans, Defined Benefit [Member]
Amounts In AOCI [Line Items]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Net Gains (Losses), before Tax	8,655	15,472
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Costs (Credit) Arising During Period, Net of Tax	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	$ 8,655	$ 15,472